Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016 [1]	Mar. 31, 2016 [2]	Dec. 31, 2015		Dec. 31, 2014	[4]
Current assets:
Cash	$ 39,662	$ 5,760	$ 11,054	[2]	$ 4,809	[3]
Restricted cash			0		691
Accounts receivable, net	23,775	33,471	41,477	[2]	82,117
Inventories	28,011	22,002	27,971	[2]	23,684
Prepaid expenses and other current assets	7,113	5,792	4,840	[2]	6,558
Total current assets	98,561	67,025	85,342	[2]	117,859
Property, plant and equipment, net	408,219	406,303	393,512	[2]	284,394
Goodwill and intangible assets, net	10,938	11,359	45,524	[2]	66,750
Other assets	8,123	9,031	9,830	[2]	12,826
Total assets	525,841	493,718	534,208	[2]	481,829
Current liabilities:
Accounts payable	15,477	20,525	24,237	[2]	26,048
Accrued and other current liabilities	4,848	7,375	6,429	[2]	12,249
Due to sponsor	121,249	119,856	106,746	[2]	57,920
Current portion of long-term debt	2,917	2,816	3,258	[2]	2,000
Total current liabilities	144,491	150,572	140,670	[2]	98,217
Long-term debt	192,240	245,742	246,783	[2]	198,364
Asset retirement obligations	7,619	7,154	7,066	[2]	6,730
Total liabilities	344,350	403,468	394,519	[2]	303,311
Commitments and contingencies				[2]
Equity and partners' capital:
General partner interest	0	0	0	[2]	0
Limited partners interest	174,289	83,028	134,096	[2]	175,857
Total partners' capital	174,289	83,028	134,096	[2]	175,857
Non-controlling interest	7,202	7,222	5,593	[2]	2,661
Total equity and partners' capital	181,491	90,250	139,689	[2]	178,518
Total liabilities, equity and partners' capital	$ 525,841	$ 493,718	$ 534,208	[2]	$ 481,829

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.